Earnings per share	12 Months Ended
Dec. 31, 2019
Earnings per share [Abstract]
Earnings per share

45.	Earnings per share

Basic	and diluted earnings per share for the years ended December 31, 2017, 2018 and 2019 are as follows:

	2017 (*2)		2018	2019
Profit attributable to equity holders of Shinhan Financial Group	~~W~~	2,918,816	3,156,722	3,403,497
Less:
Dividends to hybrid bond		(17,678)	(40,357)	(61,993)

Net profit available for common stock	~~W~~	2,901,138	3,116,365	3,341,504

Weighted average number of common shares outstanding (*1)		474,199,587	473,649,076	477,346,731
Basic and diluted earnings per share in won	~~W~~	6,118	6,579	7,000

(*1)

The number of basic ordinary shares outstanding is 474,199,587 shares and the above weighted-average stocks are calculated by reflecting treasury stocks issued and 17,482,000 shares of convertible preferred shares issued on May 1, 2019. If the convertible preferred shares issued during the year are not included in common stocks, the basic and diluted earnings per share of the net profit of the Group is ~~W~~7,176.

(*2)	As the acquisition of ANZ Retail business by Shinhan Bank of Vietnam was completed, the amount was adjusted retrospectively.